Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 27	$ 28	$ 26
Additions for prior year tax positions	6	13	13
Reductions to prior period tax positions	(2)	0	0
Lapse of statute of limitations	0	(2)	0
Settlements	(4)	(12)	(9)
Foreign currency translation, increase	2
Foreign currency translation, decrease		0	(2)
Balance at end of period	$ 29	$ 27	$ 28